Discontinued Operation	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operation

Note 14 Discontinued Operation

Prior to the MTS Merger, the acquiree discontinued the operations of TABS Brazil Ltda. and Vexigo Ltd. The results of the discontinued operations, assets and liabilities have been presented in a single line in the consolidated statement of operations and balance sheets. The summarized results of operations for TABS Brazil Ltda. and Vexigo Ltd. from the acquisition date to December 31, 2021 are as follows:

2021
Revenues	$—
Cost of revenues	—
Gross profit	—
Operating expenses	22,000
Operating loss	(22,000)
Other income and (expense)	5,000
Loss from discontinued operations, net of tax	$(17,000)

 The major classes of assets and liabilities that were classified as discontinued operations are presented below:

2021
Cash and cash equivalents	$184,000
Total assets of discontinued operations	$184,000

Accrued expenses	$(534,256)
Total liabilities of discontinued operations	$(534,256)

Total assets and liabilities of discontinued operations are recorded in prepaid expenses and other current assets and other current liabilities of the December 31, 2021 consolidated balance sheet, respectively.